Description of business and significant accounting policies - Advertising (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011
Description Of Business And Significant Accounting Policies - Advertising Details Narrative 1
Advertising costs	$ 16	$ 5	$ 26